Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31, 2013		December 31,2012
	RMB	US$	RMB
Buildings	101,027	16,688	46,280
Plant and equipment	735,831	121,551	453,518
Computer equipment	2,367	391	2,056
Furniture and fixtures	12,201	2,015	9,027
Motor vehicles	2,093	346	2,094
	853,519	140,991	512,975
Less: accumulated depreciation	(328,742)	(54,304)	(279,640)
	524,777	86,687	233,335